Cover Page	Feb. 10, 2021
Entity Information [Line Items]
Entity Central Index Key	0001579241
Entity Incorporation, State or Country Code	L2
Document Type	8-K
Document Period End Date	Feb. 10, 2021
Entity Registrant Name	Allegion plc
Entity Address, Address Line One	Block D
Entity Address, Address Line Two	Iveagh Court
Entity Address, Address Line Three	Harcourt Road
Entity Address, City or Town	Dublin 2,
Entity Address, Postal Zip Code	D02 VH94
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	2546200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-35971
Entity Tax Identification Number	98-1108930
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.01 per share
Trading Symbol	ALLE
Security Exchange Name	NYSE
Three Point Five Percent Senior Notes Due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.500% Senior Notes due 2029
Trading Symbol	ALLE 3 ½
Security Exchange Name	NYSE